As filed electronically with the Securities and Exchange Commission on May 10, 2017

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Registration No. 333-00295

Pre-Effective Amendment No.

Post-Effective Amendment No. 49

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

1940 Act File No. 811-07495

Amendment No. 50

(Check appropriate box or boxes.)

Transamerica Partners Funds Group II

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1 (888) 233-4339

Tané T. Tyler, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐	60 days after filing pursuant to paragraph (a) (1) of Rule 485.
☐	75 days after filing pursuant to paragraph (a) (2) of Rule 485.
☐	On (Date) pursuant to paragraph (a) (1) of Rule 485.
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485.
☐	On (Date) pursuant to paragraph (b) of Rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Transamerica Partners Portfolios also executed this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and Transamerica Partners Funds Group II has duly caused this Post-Effective Amendment No. 49 to its Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 10th day of May, 2017.

TRANSAMERICA PARTNERS FUNDS GROUP II

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 49 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	May 10, 2017

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 10, 2017

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 10, 2017

/s/ David W. Jennings David W. Jennings*	Trustee	May 10, 2017

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 10, 2017

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 10, 2017

/s/ John W. Waechter John W. Waechter*	Trustee	May 10, 2017

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 10, 2017

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	May 10, 2017

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	May 10, 2017

**	Attorney-in-fact pursuant to powers of attorney previously filed.

SIGNATURES

Transamerica Partners Portfolios has duly caused its Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A of Transamerica Partners Funds Group II to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 10th day of May, 2017.

TRANSAMERICA PARTNERS PORTFOLIOS

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

This Post-Effective Amendment No. 49 to its Registration Statement on Form N-1A of Transamerica Partners Funds Group II has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	May 10, 2017

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	May 10, 2017

/s/ Leo J. Hill Leo J. Hill*	Trustee	May 10, 2017

/s/ David W. Jennings David W. Jennings*	Trustee	May 10, 2017

/s/ Russell A. Kimball, Jr. Russell A. Kimball, Jr.*	Trustee	May 10, 2017

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	May 10, 2017

/s/ John W. Waechter John W. Waechter*	Trustee	May 10, 2017

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	May 10, 2017

/s/ Vincent J. Toner Vincent J. Toner	Vice President, Treasurer and Principal Financial Officer	May 10, 2017

* By:	/s/ Tané T. Tyler Tané T. Tyler**	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	May 10, 2017

**	Attorney-in-fact pursuant to powers of attorney previously filed.

Exhibits Filed With

Post-Effective Amendment No. 49 to

Registration Statement on

Form N-1A

Transamerica Partners Funds Group II

Registration No. 333-00295

Exhibit Index

Exhibit No.

EX-101.INS	XBRL Instance Document

EX-101.CAL	XBRL Taxonomy Calculation Linkbase Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.PRE	XBRL Taxonomy Presentation Linkbase Document